DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

As disclosed in Note 3, we closed on the redemption of our 60% interest in Superior in September 2010 and completed the sale of our California precast operations in August 2012. We have presented the results of operations for these transactions for all periods as discontinued operations.

The results of discontinued operations included in the accompanying consolidated statements of operations were as follows (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2011	Period from September 1 through December 31, 2010	Period from January 1 through August 31, 2010	Year Ended December 31, 2009
Revenue	$42,488	$17,514	$57,767	$85,331
Operating expenses	(43,417)	(18,011)	(62,105)	(95,249)
Gain (loss) on redemption and disposal of assets	—	17	(18,180)	117
Goodwill and other asset impairments	—	(120)	—	(7,150)
Reorganization items	—	—	(7,585)	—
Loss from discontinued operations, before income taxes and non-controlling interest	(929)	(600)	(30,103)	(16,951)
Income tax benefit (expense)	2	(45)	1,343	(123)
Loss from discontinued operations before non controlling interest	(927)	(645)	(28,760)	(17,074)
Non-controlling interest	—	—	8,010	6,625
Loss from discontinued operations	$(927)	$(645)	$(20,750)	$(10,449)

The Superior redemption was completed in September 2010. Accordingly, there were no assets and liabilities of Superior reflected on the consolidated balance sheets as of December 31, 2011 and 2010. In August 2010, we entered into the Redemption Agreement and, in accordance with authoritative accounting guidance, wrote the net assets of Superior down to the fair value less costs to sell. Below is a summary of the assets and liabilities from our California precast operations as of December 31, 2011 and 2010 (in thousands):

	December 31,
	2011	2010
Cash and cash equivalents	$317	$293
Trade accounts receivable, net	8,742	4,919
Inventories	6,870	7,050
Property, plant and equipment, net	7,203	7,880
Other assets	482	304
Total assets	$23,614	$20,446

Accounts payable	$3,412	$1,179
Accrued liabilities	1,819	1,621
Total liabilities	$5,231	$2,800

Trade accounts receivable was net of allowances of $0.1 million as of both December 31, 2011 and 2010.  Property, plant and equipment was net of depreciation of $1.1 million and $0.3 million as of December 31, 2011 and 2010, respectively.